Supplementary Financial Information on Oil and Natural Gas Exploration, Development and Production Activities (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2016
Extractive Industries [Abstract]
Supplementary result of oil and gas operations
The Company currently has no operations in foreign jurisdictions. Results of operations from oil and natural gas producing activities are summarized below for the years ended December 31:

	Years Ended December 31,
	2016	2015
Revenues	$287,179	$650,648
Costs incurred:
Exploration and dry hole costs	3,000	2,513
Lease operating costs and production taxes	119,935	192,504
Impairment of oil and natural gas reserves	—	867,048
Depletion, depreciation and accretion	125,744	637,121
Totals, costs incurred	248,679	1,699,186
Pre-tax income(loss) from producing activities	38,500	(1,048,538)
Results income (loss) from of oil and natural gas producing activities (excluding overhead, income taxes, and interest costs)	$38,500	$(1,048,538)

Supplementary schedule of oil and gas properties
Costs incurred in oil and natural gas property acquisition, exploration and development activities are summarized below for the years ended December 31:

	Years Ended December 31,
	2016	2015
Property acquisition and developmental costs:
Development	$18,442	$1,058,704
Property Acquisition	—	—
Undrilled Leaseholds	—	—
Asset retirement obligations	—	2,506
Totals costs incurred	$18,442	$1,061,210

Supplementary schedule of oil and gas reserves
The Company’s proved oil and natural gas reserves for the years ended December 31, 2016 and December 31, 2015 are shown below:

	Years Ended December 31,
Volumes	2016	2015
Natural gas:	(Mcfs)
Proved developed and undeveloped reserves (mcf):
Beginning of year	178,750	600,000
Purchase (sale) of natural gas properties in place	(6,168)	—
Discoveries and extensions	—	—
Revisions	(30,794)	(410,362)
Production	(30,038)	(37,568)
Proved reserves, at end of year (a)	111,750	178,750

	Years Ended December 31,
	2016	2015
Oil:	(Bbls)
Proved developed and undeveloped reserves:
Beginning of year	41,380	20,700
Purchase (sale) of oil producing properties in place	(1,107)	—
Discoveries and extensions	—	30,720
Revisions	(6,872)	2,112
Production	(6,871)	(12,152)
Proved reserves, at end of year (a)	26,530	41,380

(a)
Includes 55,875 Mcf and 13,265 bbl and 89,375 Mcf and 20,690 bbl for the twelve months ended December 31, 2016 and 2015, respectively of proved reserves attributable to a consolidated subsidiary in which there is a 50% non-controlling interest.

	Years Ended December 31,
Values	2016	2015
Future cash inflows	1,272,950	2,345,940
Future costs:
Production	(641,527)	(964,520)
Development	—	(87,650)
Future cash flows	631,423	1,293,770
10% annual discount for estimated timing of cash flow	(159,123)	(421,640)
Standardized measure of discounted cash flow (a)	472,300	872,130

(a)
Includes 472,300 and 872,130 for the twelve months ended December 31, 2016 and 2015, respectively, of discounted cash flows attributable to a consolidated subsidiary in which there is a 50% non-controlling interest.

Supplementary schedule of change in measures
Changes in the standardized measure of future net cash flows relating to proved oil and natural gas reserves for the years ended December 31 is summarized below:

	For the years ended December 31,
	2016	2015

Balance, January 1	872,130	964,000
Net change in price and production costs (a)	(220,100)	(235,300)
Sale of oil and gas, net	(173,400)	(455,600)
Extensions/Discoveries	12,500	—
Purchase of reserves in place	—	531,700
Sales of reserves in place	(15,500)	—
Revisions of previous estimates	(153,900)	(803,900)
Accretion of discount	87,200	146,500
Net change in taxes	—	500,600
Net change in timing and other	63,400	224,300
Balance, December 31	472,300	872,130

(a)
Includes 472,300 and 872,130 for the twelve months ended December 31, 2016 and 2015, respectively of future net cash flows attributable to a consolidated subsidiary in which there is a 50% non-controlling interest.